Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	As of March 31,
	2021	2022
	RMB	RMB
Office real estate	20,995	20,995
Furniture and equipment	5,132	5,100
Production and other machineries	23,883	29,713
Total	50,010	55,808
Less: accumulated depreciation	14,327	17,538
Property and equipment, net	35,683	38,270

Schedule of production and other machineries lease out under operating lease
	As of March 31,
	2021	2022
	RMB	RMB
Cost	23,737	29,578
Less: accumulated depreciation	6,765	9,436
Net book value	16,972	20,142